Shareholder Report, Holdings (Details)	May 31, 2024
Inspire Global Hope ETF | Fidelity Government Portfolio - Institutional Class, Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Global Hope ETF | Corpay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Inspire Global Hope ETF | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Inspire Global Hope ETF | Chandra Asri Petrochemical Tbk P.T. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Inspire Global Hope ETF | BIM Birlesik Magazalar A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Global Hope ETF | Solvay S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Global Hope ETF | Mahindra & Mahindra Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Global Hope ETF | Hang Seng Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Global Hope ETF | Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Global Hope ETF | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Global Hope ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
Inspire Global Hope ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Inspire Global Hope ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Inspire Global Hope ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Inspire Global Hope ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Inspire Global Hope ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Inspire Global Hope ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Inspire Global Hope ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Inspire Global Hope ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Inspire Global Hope ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Inspire Global Hope ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Inspire Global Hope ETF | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Inspire Global Hope ETF | Other Assets in Excess of Liabilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Inspire Global Hope ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
Inspire Global Hope ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Inspire Global Hope ETF | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Inspire Global Hope ETF | R E I T [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Inspire Small/Mid Cap ETF | Fidelity Government Portfolio - Institutional Class, Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Inspire Small/Mid Cap ETF | Deciphera Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Small/Mid Cap ETF | Coeur Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Small/Mid Cap ETF | Ameresco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Small/Mid Cap ETF | Blue Bird Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Small/Mid Cap ETF | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Small/Mid Cap ETF | Benchmark Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Small/Mid Cap ETF | Semtech Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Small/Mid Cap ETF | EchoStar Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Small/Mid Cap ETF | Pulse Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Inspire Small/Mid Cap ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Inspire Small/Mid Cap ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Inspire Small/Mid Cap ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Inspire Small/Mid Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Inspire Small/Mid Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Inspire Small/Mid Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Inspire Small/Mid Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Inspire Small/Mid Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Inspire Small/Mid Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Inspire Small/Mid Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Inspire Small/Mid Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Inspire Small/Mid Cap ETF | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Inspire Small/Mid Cap ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	88.30%
Inspire Small/Mid Cap ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Inspire Small/Mid Cap ETF | R E I T [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Inspire Small/Mid Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Inspire Small/Mid Cap ETF | Liabilities In Excess Of Other Assets Sector [Member]
Holdings [Line Items]
Percent of Total Investments	(1.20%)
Inspire Small/Mid Cap ETF | Business Development Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Inspire Corporate Bond ETF | Devon Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Inspire Corporate Bond ETF | Trimble, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Corporate Bond ETF | Alexandria Real Estate Equities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Corporate Bond ETF | Loews Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Corporate Bond ETF | Valero Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Corporate Bond ETF | Arch Capital Finance, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Corporate Bond ETF | Amphenol Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Corporate Bond ETF | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Corporate Bond ETF | Dollar General Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Corporate Bond ETF | AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Corporate Bond ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Inspire Corporate Bond ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Inspire Corporate Bond ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Inspire Corporate Bond ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Inspire Corporate Bond ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Inspire Corporate Bond ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Inspire Corporate Bond ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Inspire Corporate Bond ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Inspire Corporate Bond ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Inspire Corporate Bond ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Inspire Corporate Bond ETF | Other Assets in Excess of Liabilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Inspire Corporate Bond ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Inspire Corporate Bond ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Inspire 100 ETF | Amphenol Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Inspire 100 ETF | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Inspire 100 ETF | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Inspire 100 ETF | Progressive Corporation (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Inspire 100 ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Inspire 100 ETF | KLA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Inspire 100 ETF | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Inspire 100 ETF | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Inspire 100 ETF | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Inspire 100 ETF | Parker-Hannifin Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Inspire 100 ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
Inspire 100 ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
Inspire 100 ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Inspire 100 ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Inspire 100 ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Inspire 100 ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Inspire 100 ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Inspire 100 ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Inspire 100 ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Inspire 100 ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Inspire 100 ETF | Other Assets in Excess of Liabilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Inspire 100 ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	88.70%
Inspire 100 ETF | R E I T [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Inspire International ETF | Fidelity Government Portfolio - Institutional Class, Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Inspire International ETF | Chandra Asri Petrochemical Tbk P.T. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Inspire International ETF | BIM Birlesik Magazalar A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Inspire International ETF | Solvay S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Inspire International ETF | Mahindra & Mahindra Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Inspire International ETF | Hang Seng Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Inspire International ETF | Naturgy Energy Group SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Inspire International ETF | Fortum OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Inspire International ETF | Wheaton Precious Metals Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Inspire International ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Inspire International ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Inspire International ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
Inspire International ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Inspire International ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Inspire International ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Inspire International ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Inspire International ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Inspire International ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Inspire International ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Inspire International ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Inspire International ETF | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Inspire International ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	96.20%
Inspire International ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Inspire International ETF | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Inspire International ETF | R E I T [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Inspire International ETF | Liabilities In Excess Of Other Assets Sector [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
Inspire Tactical Balanced ETF | WisdomTree Floating Rate Treasury Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Inspire Tactical Balanced ETF | Fair Isaac Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Tactical Balanced ETF | NVR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Tactical Balanced ETF | ICON plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Tactical Balanced ETF | Littelfuse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Tactical Balanced ETF | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Tactical Balanced ETF | MSCI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Tactical Balanced ETF | TJX Companies, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Tactical Balanced ETF | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Tactical Balanced ETF | Amphenol Corporation, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Tactical Balanced ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
Inspire Tactical Balanced ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Inspire Tactical Balanced ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Inspire Tactical Balanced ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Inspire Tactical Balanced ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Inspire Tactical Balanced ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Inspire Tactical Balanced ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Inspire Tactical Balanced ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Inspire Tactical Balanced ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Inspire Tactical Balanced ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Inspire Tactical Balanced ETF | Other Assets in Excess of Liabilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Inspire Tactical Balanced ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	76.80%
Inspire Tactical Balanced ETF | R E I T [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Inspire Tactical Balanced ETF | Fixed Income Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Inspire Tactical Balanced ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Inspire Momentum ETF | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Inspire Momentum ETF | Encore Wire Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Inspire Momentum ETF | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Inspire Momentum ETF | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Inspire Momentum ETF | United Therapeutics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Inspire Momentum ETF | Encompass Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Inspire Momentum ETF | Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Inspire Momentum ETF | Curtiss-Wright Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Inspire Momentum ETF | Murphy USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Inspire Momentum ETF | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Inspire Momentum ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
Inspire Momentum ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Inspire Momentum ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Inspire Momentum ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Inspire Momentum ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Inspire Momentum ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Inspire Momentum ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Inspire Momentum ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Inspire Momentum ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Inspire Momentum ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Inspire Momentum ETF | Other Assets in Excess of Liabilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Inspire Momentum ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	94.30%
Inspire Momentum ETF | R E I T [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Inspire Fidelis Multi Factor ETF | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Fidelis Multi Factor ETF | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Inspire Fidelis Multi Factor ETF | Vital Farms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Inspire Fidelis Multi Factor ETF | Vistra Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Inspire Fidelis Multi Factor ETF | Powell Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Fidelis Multi Factor ETF | Perdoceo Education Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire Fidelis Multi Factor ETF | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Fidelis Multi Factor ETF | Vertiv Holdings Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Fidelis Multi Factor ETF | Victory Capital Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Fidelis Multi Factor ETF | Primo Water Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inspire Fidelis Multi Factor ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Inspire Fidelis Multi Factor ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Inspire Fidelis Multi Factor ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Inspire Fidelis Multi Factor ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Inspire Fidelis Multi Factor ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Inspire Fidelis Multi Factor ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Inspire Fidelis Multi Factor ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Inspire Fidelis Multi Factor ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Inspire Fidelis Multi Factor ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Inspire Fidelis Multi Factor ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Inspire Fidelis Multi Factor ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Inspire Fidelis Multi Factor ETF | Other Assets in Excess of Liabilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Inspire Fidelis Multi Factor ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
Inspire Fidelis Multi Factor ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Inspire Fidelis Multi Factor ETF | R E I T [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Inspire Fidelis Multi Factor ETF | Collateral For Securities Loaned Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Inspire 500 ETF | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire 500 ETF | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Inspire 500 ETF | Progressive Corporation (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Inspire 500 ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Inspire 500 ETF | Exxon Mobil Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Inspire 500 ETF | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Inspire 500 ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Inspire 500 ETF | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Inspire 500 ETF | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inspire 500 ETF | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Inspire 500 ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Inspire 500 ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
Inspire 500 ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Inspire 500 ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Inspire 500 ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Inspire 500 ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Inspire 500 ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Inspire 500 ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Inspire 500 ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Inspire 500 ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Inspire 500 ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Inspire 500 ETF | Other Assets in Excess of Liabilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Inspire 500 ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	93.40%
Inspire 500 ETF | R E I T [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Inspire 500 ETF | Business Development Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%